Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021	Mar. 27, 2021	Mar. 26, 2022	Sep. 25, 2021	Sep. 26, 2020	Sep. 28, 2019
Net loss	$ (29,903)	$ (26,855)	$ (26,855)	$ (52,956)	$ (122,314)	$ (109,521)	$ (104,361)
Foreign currency translation adjustments	345	659	1,912	51	2,326	(1,825)	(501)
Total comprehensive loss	$ (29,558)	$ (26,196)	$ (51,146)	$ (52,905)	$ (119,988)	$ (111,346)	$ (104,862)